Summary of Significant Accounting Policies - Additional Information - Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Asset retirement obligation	$ 26.4	$ 24.7